Property and Equipment, net	12 Months Ended
Dec. 31, 2019
Property Plant And Equipment [Abstract]
Property and Equipment, net
8.	Property and equipment, net

Property and equipment consist of the following:

	As of December 31,
	2018	2019
	$	$
Office equipment	384	397
Electronic equipment	599	1,482
Vehicle	77	76
Laboratory equipment	3,917	5,854
Manufacturing equipment	9,369	11,049
Leasehold improvements	4,608	7,528
Construction in progress	3,748	428
	22,702	26,814
Less: accumulated depreciation	(2,208)	(5,461)
Property and equipment, net	20,494	21,353

Depreciation expenses for the years ended December 31, 2017, 2018 and 2019 were $546, $1,634 and $3,372, respectively.